STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - .9%
Gentherm	42,053	[a]	2,391,134
Stoneridge	33,754	[a]	906,632
Visteon	20,768	[a]	2,509,813
			5,807,579
Banks - 6.7%
Banner	31,099		1,285,322
Boston Private Financial Holdings	145,665		1,042,961
Central Pacific Financial	59,143		969,354
Columbia Banking System	62,562		1,977,585
CVB Financial	37,602		714,062
Essent Group	111,049		4,870,609
First Bancorp	322,324		2,559,253
First Bancorp	38,563		1,210,107
First Interstate BancSystem, Cl. A	114,646		4,362,280
First Merchants	78,996		2,632,147
HarborOne Bancorp	105,388		1,033,856
Heritage Commerce	87,136		733,685
Heritage Financial	31,581		734,890
Old National Bancorp	139,301		2,205,135
Seacoast Banking Corp. of Florida	70,358	[a]	1,777,243
Silvergate Capital, Cl. A	46,377	[a]	1,650,557
Synovus Financial	66,620		2,103,193
TCF Financial	50,718		1,704,125
UMB Financial	29,903		2,033,703
United Community Bank	105,960		2,533,504
Webster Financial	113,579		4,297,829
			42,431,400
Capital Goods - 12.2%
AerCap Holdings	49,286	[a]	1,811,753
Aerojet Rocketdyne Holdings	139,381	[a]	5,217,031
AeroVironment	24,211	[a]	2,067,377
Array Technologies	33,135	[a]	1,510,293
Astec Industries	30,972		1,796,376
Builders FirstSource	72,685	[a]	2,719,146
Construction Partners, Cl. A	193,933	[a]	5,100,438
Curtiss-Wright	12,300		1,417,698
Dycom Industries	33,148	[a]	2,083,683
EMCOR Group	19,994		1,723,083
Energy Recovery	195,397	[a,b]	2,084,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 12.2% (continued)
EnerSys	23,125		1,891,856
Gibraltar Industries	45,702	[a]	2,991,653
GrafTech International	68,511		541,237
Granite Construction	64,544	[b]	1,589,073
Hexcel	15,263	[a]	755,824
Hyster-Yale Materials Handling	19,178		1,055,557
Kaman	12,157		635,690
Kornit Digital	60,015	[a]	5,063,466
Lindsay	12,622		1,461,880
Masonite International	31,799	[a]	3,181,490
Maxar Technologies	76,499		2,127,437
Mercury Systems	42,481	[a]	3,025,497
MSC Industrial Direct, Cl. A	21,703		1,808,294
Novus Capital	109,947	[a,b]	1,407,322
Proto Labs	6,315	[a]	872,480
Rexnord	142,225		5,334,860
Ribbit LEAP	15,189	[a]	189,862
SiteOne Landscape Supply	11,142	[a,b]	1,538,710
Spirit AeroSystems Holdings, Cl. A	22,036		749,224
Tennant	23,444		1,574,499
The AZEK Company	31,033	[a]	1,108,499
The Gorman-Rupp Company	13,769		453,000
The Greenbrier Companies	26,544		885,773
TriMas	37,908	[a]	1,013,281
Valmont Industries	34,091		5,556,151
Wabash National	178,197		3,150,523
			77,494,902
Commercial & Professional Services - 2.7%
ADT	261,471		2,031,630
Clarivate	164,290	[a]	4,508,118
Clean Harbors	29,327	[a]	2,122,395
Covanta Holding	258,189		3,201,544
Huron Consulting Group	23,892	[a]	1,052,920
Korn Ferry	44,313		1,774,292
The Brink's Company	37,182		2,494,912
			17,185,811
Consumer Durables & Apparel - 4.0%
Callaway Golf	29,499	[a]	626,854
Capri Holdings	50,651	[a]	1,792,032
Cavco Industries	7,255	[a]	1,305,973
Century Communities	42,804	[a,b]	1,904,778
Helen of Troy	6,327	[a,b]	1,277,991
KB Home	97,965		3,448,368
Oxford Industries	25,389		1,416,452

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Durables & Apparel - 4.0% (continued)
Skechers U.S.A, CI. A	63,078	[a]	2,111,221
Skyline Champion	74,341	[a]	2,284,499
Taylor Morrison Home	133,148	[a]	3,365,981
TRI Pointe Group	49,928	[a]	872,741
YETI Holdings	74,931	[a]	4,733,391
			25,140,281
Consumer Services - 2.7%
Bloomin‘ Brands	140,617	[a]	2,460,797
Boyd Gaming	35,589	[a]	1,369,821
Cracker Barrel Old Country Store	7,946	[a]	1,109,103
Grand Canyon Education	6,480	[a]	540,886
Houghton Mifflin Harcourt	579,267	[a]	1,743,594
OneSpaWorld Holdings	165,422	[a,b]	1,462,330
Papa John's International	32,692		2,627,129
Planet Fitness, Cl. A	52,490	[a]	3,829,145
The Cheesecake Factory	56,445	[a,b]	2,115,559
			17,258,364
Diversified Financials - 2.0%
Cohen & Steers	22,113		1,564,937
Federated Hermes	79,302		2,128,466
LPL Financial Holdings	20,223		1,835,642
PJT Partners, Cl. A	52,728		3,652,996
PRA Group	83,983	[a]	3,496,212
			12,678,253
Energy - 1.7%
Cactus, Cl. A	136,968		3,177,658
CNX Resources	405,390	[a]	3,814,720
Comstock Resources	168,926	[a]	822,670
Helix Energy Solutions Group	546,808	[a]	2,055,998
PBF Energy, Cl. A	150,873	[a,b]	1,095,338
			10,966,384
Food & Staples Retailing - 1.1%
Grocery Outlet Holding	72,337	[a]	2,793,655
The Chefs' Warehouse	168,227	[a]	3,876,791
			6,670,446
Food, Beverage & Tobacco - 2.7%
Calavo Growers	59,071		4,231,256
Darling Ingredients	74,966	[a]	3,619,358
Freshpet	44,447	[a]	6,083,905
J&J Snack Foods	6,608		960,737
The Hain Celestial Group	58,173	[a,b]	2,239,660
			17,134,916
Health Care Equipment & Services - 8.5%
1Life Healthcare	115,718	[a,b]	3,803,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Health Care Equipment & Services - 8.5% (continued)
Acadia Healthcare	131,019	[a,b]	5,561,757
Accolade	3,623	[a,b]	188,070
AdaptHealth	172,526	[a]	5,151,626
American Well, Cl. A	3,077	[a,b]	81,664
AMN Healthcare Services	15,144	[a]	986,783
AtriCure	34,668	[a]	1,507,365
Evolent Health, Cl. A	225,205	[a]	3,272,229
Health Catalyst	136,704	[a]	4,873,498
iRhythm Technologies	20,923	[a,b]	5,115,883
Molina Healthcare	8,622	[a]	1,760,009
Nevro	9,983	[a]	1,609,759
NuVasive	28,926	[a]	1,339,852
Oak Street Health	898	[a]	42,359
Omnicell	44,474	[a]	4,663,099
Outset Medical	218	[a]	13,952
R1 RCM	264,488	[a]	5,363,817
Tabula Rasa HealthCare	105,944	[a,b]	3,650,830
Teladoc Health	20,243	[a]	4,023,701
TransMedics Group	50,290	[a]	747,812
			53,757,716
Household & Personal Products - .7%
Inter Parfums	84,615	[a]	4,595,441
Insurance - 2.3%
BRP Group, Cl. A	140,639	[a]	4,141,819
Kemper	18,678		1,399,916
Palomar Holdings	53,438	[a]	3,532,252
Safety Insurance Group	11,415		813,319
Selective Insurance Group	31,031		1,918,336
The Hanover Insurance Group	22,340		2,509,899
			14,315,541
Materials - 4.9%
Alamos Gold, Cl. A	668,902		5,531,820
Boise Cascade	11,761		508,663
Cabot	46,792		1,937,657
Carpenter Technology	34,474		842,545
Chase	5,785		612,921
Coeur Mining	147,942	[a]	1,048,909
Constellium	141,028	[a]	1,782,594
Eagle Materials	23,106	[a]	2,102,415
IAMGOLD	573,673	[a,b]	1,933,278
Livent	209,625	[a,b]	3,180,011
Louisiana-Pacific	79,897		2,734,874
Materion	16,307		950,698
MP Materials	237,247	[a,b]	5,105,555

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Materials - 4.9% (continued)
Schnitzer Steel Industries, Cl. A	70,368		1,802,828
Stepan	6,777		787,216
			30,861,984
Media & Entertainment - 2.1%
Cardlytics	25,859	[a,b]	3,068,946
EverQuote, Cl. A	75,488	[a]	2,842,878
Gray Television	61,970	[a]	1,094,390
IMAX	76,944	[a]	1,141,079
John Wiley & Sons, Cl. A	12,915		446,084
MSG Networks, Cl. A	87,206	[a]	1,058,681
Nexstar Media Group, Cl. A	13,895		1,462,449
Scholastic	35,861		850,623
TEGNA	110,389		1,590,705
			13,555,835
Pharmaceuticals Biotechnology & Life Sciences - 11.7%
10X Genomics, CI. A	15,209	[a]	2,328,650
Acceleron Pharma	9,128	[a,b]	1,077,743
Adaptive Biotechnologies	21,341	[a]	1,029,063
Aerie Pharmaceuticals	59,697	[a,b]	740,840
Alkermes	39,691	[a]	724,758
Amicus Therapeutics	68,529	[a]	1,568,629
Arena Pharmaceuticals	70,267	[a]	4,628,487
Ascendis Pharma, ADR	5,920	[a,b]	998,882
AVROBIO	46,184	[a]	635,954
Beam Therapeutics	30,032	[a,b]	1,501,600
Biohaven Pharmaceutical Holding	26,527	[a,b]	2,359,577
Blueprint Medicines	7,187	[a]	776,771
CareDx	21,633	[a]	1,236,759
Crinetics Pharmaceuticals	75,184	[a]	1,005,210
Denali Therapeutics	59,579	[a,b]	3,632,532
Dyne Therapeutics	34,773	[a]	701,024
FibroGen	68,238	[a]	2,818,912
Generation Bio	58,509	[a,b]	2,821,304
GW Pharmaceuticals, ADR	19,168	[a,b]	2,685,053
Iovance Biotherapeutics	41,925	[a,b]	1,627,109
MeiraGTx Holdings	31,461	[a]	444,229
NanoString Technologies	41,340	[a,b]	2,052,118
Natera	32,532	[a]	2,871,600
NeoGenomics	41,629	[a]	1,980,708
Pacific Biosciences of California	136,109	[a,b]	2,151,883
Passage Bio	42,294	[a]	867,450
Pliant Therapeutics	22,591	[a,b]	621,704
PTC Therapeutics	45,329	[a]	2,836,235
Quanterix	58,108	[a]	2,509,684

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.7% (continued)
Sarepta Therapeutics	8,438	[a]	1,188,577
Syneos Health	48,653	[a]	3,203,313
Twist Bioscience	42,903	[a]	4,793,981
Ultragenyx Pharmaceutical	34,284	[a,b]	4,064,025
uniQure	56,026	[a]	2,693,730
Veracyte	23,456	[a,b]	1,278,587
Voyager Therapeutics	53,593	[a]	445,894
Xenon Pharmaceuticals	247,905	[a]	2,947,590
Zogenix	106,306	[a]	2,278,138
			74,128,303
Real Estate - 5.2%
Agree Realty	27,762	[c]	1,829,516
Colliers International Group	33,973		3,030,052
CoreSite Realty	28,069	[c]	3,519,572
Equity Commonwealth	50,224	[c]	1,331,438
Highwoods Properties	13,696	[c]	524,557
Newmark Group, Cl. A	258,034		1,811,399
Pebblebrook Hotel Trust	21,124	[c]	390,794
Physicians Realty Trust	194,460	[b,c]	3,373,881
Potlatchdeltic	57,404	[c]	2,671,582
Rayonier	54,469	[c]	1,534,392
Redfin	102,242	[a]	4,896,369
STAG Industrial	33,506	[c]	997,809
Sunstone Hotel Investors	207,591	[a,c]	2,179,705
Terreno Realty	28,840	[c]	1,670,990
Urban Edge Properties	125,714	[a,c]	1,631,768
Weingarten Realty Investors	75,587	[c]	1,580,524
			32,974,348
Retailing - 2.5%
Bed Bath & Beyond	36,734	[a,b]	769,945
Dillard's, Cl. A	15,296	[b]	715,241
National Vision Holdings	88,282	[a,b]	3,779,352
Nordstrom	85,953	[a,b]	2,227,902
Ollie's Bargain Outlet Holdings	19,770	[a,b]	1,740,946
Sonic Automotive, Cl. A	28,915		1,167,588
Stitch Fix, Cl. A	91,815	[a,b]	3,718,507
Urban Outfitters	59,348	[a]	1,624,948
			15,744,429
Semiconductors & Semiconductor Equipment - 2.2%
Diodes	101,868	[a]	6,922,949
First Solar	19,853	[a]	1,854,866
Power Integrations	31,785		2,269,131

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Semiconductors & Semiconductor Equipment - 2.2% (continued)
Semtech	42,120	[a]	2,841,836
			13,888,782
Software & Services - 12.1%
CACI International, Cl. A	13,163	[a]	3,123,448
Cloudera	551,765	[a,b]	6,444,615
CSG Systems International	25,190		1,092,742
Everbridge	62,130	[a,b]	7,886,782
HubSpot	10,788	[a]	4,254,032
KBR	96,635		2,683,554
MAXIMUS	18,884		1,356,060
Medallia	270,460	[a,b]	9,463,395
Mimecast	148,702	[a]	6,688,616
nCino	18,965	[a,b]	1,545,458
NIC	60,078		1,407,928
Paya Holdings, CI. A	391,612	[a,b]	4,323,396
Progress Software	47,516		1,905,392
Proofpoint	20,600	[a]	2,131,894
Q2 Holdings	30,938	[a,b]	3,507,441
Rapid7	64,264	[a,b]	4,815,944
Shift4 Payments, Cl. A	36,449	[a]	2,246,352
Twilio, Cl. A	26,053	[a]	8,339,305
Zendesk	27,645	[a]	3,690,607
			76,906,961
Technology Hardware & Equipment - 3.0%
3D Systems	88,183	[a,b]	806,874
Calix	75,201	[a]	1,780,760
Ciena	74,146	[a]	3,321,741
Coherent	21,017	[a]	2,559,450
Fabrinet	8,873	[a]	606,115
FLIR Systems	39,874		1,524,782
Littelfuse	5,374		1,292,608
Lumentum Holdings	27,862	[a]	2,406,720
NETGEAR	81,262	[a]	2,584,944
nLight	60,089	[a]	1,803,872
			18,687,866
Telecommunication Services - 1.2%
Bandwidth, Cl. A	51,811	[a,b]	7,863,874
Transportation - 1.6%
Echo Global Logistics	34,159	[a]	969,774
Knight-Swift Transportation Holdings	51,001		2,105,831
Marten Transport	75,373		1,328,826
SkyWest	138,505	[a]	5,946,020
			10,350,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Utilities - 2.4%
Avista		38,839		1,457,239
Chesapeake Utilities		14,923	[b]	1,552,141
Clearway Energy, Cl. C		130,886		3,831,033
NextEra Energy Partners		56,188		3,566,252
NorthWestern		27,282		1,582,356
Portland General Electric		39,007		1,614,110
Southwest Gas Holdings		19,486		1,251,975
				14,855,106
Total Common Stocks (cost $448,329,733)				615,254,973

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell 2000 ETF		10,685	[b]	1,934,199
iShares Russell 2000 Growth ETF		8,077	[b]	2,120,939
iShares Russell 2000 Value ETF		9,388		1,151,157
Total Exchange-Traded Funds (cost $3,783,191)				5,206,295
	1-Day Yield (%)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,727,726)	0.10	15,727,726	[d]	15,727,726

Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $27,371,172)	0.10	27,371,172	[d]	27,371,172
Total Investments (cost $495,211,822)		104.7%		663,560,166
Liabilities, Less Cash and Receivables		(4.7%)		(29,804,631)
Net Assets		100.0%		633,755,535

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $95,204,878 and the value of the collateral was $98,322,102, consisting of cash collateral of $27,371,172 and U.S. Government & Agency securities valued at $70,950,930.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	615,254,973	-	-	615,254,973
Exchange-Traded Funds	5,206,295	-	-	5,206,295
Investment Companies	43,098,898	-	-	43,098,898

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $168,348,344, consisting of $182,344,489 gross unrealized appreciation and $13,996,145 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.